Employee Benefit Plans (Details Textual 1) (USD $)	12 Months Ended		12 Months Ended				1 Months Ended	12 Months Ended		1 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Pension Plans [Member]	Dec. 31, 2010 Pension Plans [Member]	Dec. 31, 2011 Postretirement Benefit Plans [Member]	Dec. 31, 2010 Predecessor [Member]	Jan. 25, 2011 Predecessor [Member] Pension Plans [Member]	Dec. 31, 2010 Predecessor [Member] Pension Plans [Member] Chinese and United Kingdom plans [Member]	Dec. 31, 2010 Predecessor [Member] Pension Plans [Member] United States Plans [Member]	Jan. 25, 2011 Predecessor [Member] Postretirement Benefit Plans [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member] Pension Plans [Member]	Dec. 31, 2011 Successor [Member] Pension Plans [Member]	Dec. 31, 2012 Successor [Member] Pension Plans [Member] Chinese and United Kingdom plans [Member]	Dec. 31, 2011 Successor [Member] Pension Plans [Member] Chinese and United Kingdom plans [Member]	Dec. 31, 2012 Successor [Member] Postretirement Benefit Plans [Member]	Dec. 31, 2011 Successor [Member] Postretirement Benefit Plans [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Minimum [Member]
Employee Benefit Plans (Textual) [Abstract]
Percentage of eligible compensation																			50.00%	5.00%
Matching contributions			$ 1,300,000	$ 0			$ 100,000						$ 200,000	$ 1,200,000
Defined contribution expenses recognized					2,000,000			100,000	1,200,000	300,000					100,000	100,000	2,700,000	1,700,000
Annual health care cost trend rate																			7.70%	4.50%
Accrued liabilities											326,600,000	296,300,000					14,900,000	12,400,000
Employee Benefit Plans (Additional Textual) [Abstract]
Accumulated other comprehensive income (loss) before tax	(4,000,000)	(1,900,000)
Accumulated other comprehensive income (loss) after tax	(2,500,000)	(1,200,000)				(38,400,000)					(38,300,000)	(28,600,000)
Increase in the assumed healthcare cost	100,000
Decrease in the assumed healthcare cost	100,000
Increase in the cost of postretirement benefit obligations	700,000
Decrease in the cost of postretirement benefit obligations	$ 600,000